Stockholders' Equity (Deficit) - Schedule of Time-Based Restricted Stock Awards (Details) - Time-Based Restricted Stock Awards	6 Months Ended
Jun. 30, 2018 shares
Time-Based Restricted Stock Awards
Non-vested awards outstanding, beginning balance, shares	30,000
Awards granted, shares	0
Awards vested, shares	(30,000)
Awards forfeited, shares	0
Non-vested awards outstanding, ending balance, shares	0